Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Depreciation Annual Rates
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Vehicles	15

Schedule Of Other Intangible Assets Depreciation Annual Rates
%

Core technology	18
Customer relationships and distribution network	17
Capitalized software development costs (see l below)	33
Trademarks	27
Covenant not to compete	68

Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

	2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$349,327	$-	$349,327
U.S. Treasuries	-	18,948	-	18,948
U.S. Government agency debentures	-	32,985	-	32,985
Israeli Treasury Bills	-	152,412	-	152,412

Total marketable securities	$-	$553,672	$-	$553,672

Derivative assets	$-	$2,423	$-	$2,423

Derivative liabilities	$-	$(8,775)	$-	$(8,775)